INCOME TAXES - Reconciliation of Income Taxes (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Income Tax [Abstract]
(Loss) earnings before income taxes	$ (87.2)	$ 392.7
Canadian statutory income tax rates	26.53%	26.64%
Income taxes at Canadian statutory rates	$ (23.1)	$ 104.6
Effect of differences in tax rates in other jurisdictions	(5.8)	(19.9)
Unrecognized tax benefits and tax benefits not previously recognized	3.2	3.4
Non-taxable revenues	(4.8)	(6.2)
Tax impact on after-tax profit of equity accounted investees	(1.1)	(6.1)
Prior years' tax adjustments	(6.3)	(4.9)
Other	(1.8)	2.9
Income tax (recovery) expense	$ (39.7)	$ 73.8